VAT Receivable (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other current receivables [abstract]
Summary of VAT Receivable

	For the Year Ended March 31,
	2024	2023
Unfiled VAT receivable	$107,149	$—
Filed VAT receivable	110,694	—
Total VAT receivable	$217,843	$—